INTEREST EXPENSE	12 Months Ended
Dec. 31, 2019
Analysis of income and expense [abstract]
INTEREST EXPENSE
INTEREST EXPENSE

US$ MILLIONS	2019	2018	2017
Interest on corporate facility	$20	$4	$12
Interest on corporate debt	63	56	51
Interest on non-recourse borrowings	738	483	361
Other financing fees	83	12	4
	$904	$555	$428